Schedule of investments
Delaware Investments Ultrashort Fund	December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.29%
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA1 M1 144A 4.628% (SOFR + 0.70%) 8/25/33 #, •	56,160	$ 55,854
Series 2021-HQA2 M1 144A 4.628% (SOFR + 0.70%) 12/25/33 #, •	422,028	418,699
Total Agency Collateralized Mortgage Obligations (cost $478,188)		474,553

Agency Commercial Mortgage-Backed Securities — 1.34%
FREMF Mortgage Trust
Series 2017-K724 B 144A 3.498% 12/25/49 #, •	1,500,000	1,464,912
Series 2017-K729 B 144A 3.673% 11/25/49 #	750,000	715,590
Total Agency Commercial Mortgage-Backed Securities (cost $2,218,220)		2,180,502

Collateralized Debt Obligations — 0.66%
Ares LVIII CLO Series 2020-58A XR 144A 4.614% (SOFR + 0.75%, Floor 0.75%) 1/15/35 #, •	571,428	571,390
Symphony Series 2020-24A X 144A 5.125% (LIBOR03M + 0.80%, Floor 0.80%) 1/23/32 #, •	500,000	499,853
Total Collateralized Debt Obligations (cost $1,071,428)		1,071,243

Corporate Bonds — 12.37%
Banking — 2.61%
Fifth Third Bancorp 1.625% 5/5/23	1,500,000	1,483,631
Goldman Sachs Group 6.334% (LIBOR03M + 1.60%) 11/29/23 •	1,250,000	1,259,720
Truist Bank 5.009% (SOFR + 0.73%) 3/9/23 •	1,500,000	1,500,528
		4,243,879
Capital Goods — 0.61%
Teledyne Technologies 0.65% 4/1/23	1,000,000	987,956
		987,956
Communications — 0.78%
Verizon Communications 5.706% (LIBOR03M + 1.10%) 5/15/25 •	1,250,000	1,260,572
		1,260,572
NQ-097 [12/22] 2/23 (2740526)    1

Schedule of investments
Delaware Investments Ultrashort Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical — 1.68%
7-Eleven 144A 0.625% 2/10/23 #	1,500,000	$ 1,492,375
General Motors Financial 5.033% (SOFR + 0.76%) 3/8/24 •	1,250,000	1,232,110
		2,724,485
Electric — 0.92%
Southern California Edison 0.70% 4/3/23	1,500,000	1,484,974
		1,484,974
Energy — 1.52%
Chevron 1.141% 5/11/23	1,500,000	1,480,775
Pioneer Natural Resources 0.55% 5/15/23	1,000,000	983,679
		2,464,454
Insurance — 1.66%
Athene Global Funding 144A 4.898% (SOFR + 0.70%) 5/24/24 #	1,490,000	1,464,318
Brighthouse Financial Global Funding 144A 4.499% (SOFR + 0.76%) 4/12/24 #	1,250,000	1,238,257
		2,702,575
Natural Gas — 0.61%
Atmos Energy 0.625% 3/9/23	1,000,000	992,717
		992,717
Real Estate Investment Trusts — 0.77%
Public Storage 4.363% (SOFR + 0.47%) 4/23/24 •	1,250,000	1,241,404
		1,241,404
Technology — 1.21%
Apple 0.75% 5/11/23	2,000,000	1,971,477
		1,971,477
Total Corporate Bonds (cost $20,219,416)		20,074,493

Non-Agency Asset-Backed Securities — 20.35%
Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	300,000	289,854
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	2,000,000	1,934,879
CARDS II Trust Series 2021-1A A 144A 0.602% 4/15/27 #	2,000,000	1,886,023
CarMax Auto Owner Trust Series 2021-2 A3 0.52% 2/17/26	2,889,713	2,780,794
Dell Equipment Finance Trust
Series 2021-2 A2 144A 0.33% 12/22/26 #	687,157	678,934
Series 2022-1 A2 144A 2.11% 8/23/27 #	891,358	879,540

2    NQ-097 [12/22] 2/23 (2740526)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Dryden 83Series 2020-83A X 144A 4.944% (LIBOR03M + 0.75%, Floor 0.75%) 1/18/32 #, •	1,000,000	$ 999,718
Enterprise Fleet Financing
Series 2020-2 A2 0.61% 7/20/26	989,365	963,963
Series 2021-3 A2 0.77% 8/20/27	785,130	749,560
Series 2022-4 A2 144A 5.76% 10/22/29 #	1,250,000	1,255,706

Ford Credit Auto Lease Trust Series 2020-B C 1.70% 2/15/25	956,112	955,208
Ford Credit Auto Owner Trust Series 2020-B A4 0.79% 11/15/25	3,055,000	2,935,706
GMF Floorplan Owner Revolving Trust Series 2020-1 A 144A 0.68% 8/15/25 #	2,000,000	1,941,971
Honda Auto Receivables Owner Trust Series 2021-1 A3 0.27% 4/21/25	1,051,864	1,017,473
Hyundai Auto Lease Securitization Trust
Series 2020-B B 144A 0.81% 10/15/24 #	1,000,000	990,352
Series 2021-A B 144A 0.61% 10/15/25 #	1,500,000	1,462,690

Hyundai Auto Receivables Trust Series 2022-A A2A 1.81% 2/18/25	1,450,321	1,431,248
John Deere Owner Trust 2022Series 2022-A A2 1.90% 11/15/24	1,460,675	1,444,666
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	469,634	458,516
Master Credit Card Trust Series 2021-1A A 144A 0.53% 11/21/25 #	1,500,000	1,408,708
Master Credit Card Trust II Series 2020-1A A 144A 1.99% 9/21/24 #	1,300,000	1,292,007
Nissan Auto Lease Trust Series 2021-A A3 0.52% 8/15/24	1,250,000	1,221,092
OCCU Auto Receivables Trust Series 2022-1A A1 144A 4.12% 10/15/23 #	1,151,340	1,150,918
Tesla Auto Lease Trust Series 2021-B A2 0.36% 9/22/25	1,224,803	1,196,738
Verizon Owner Trust Series 2020-A B 1.98% 7/22/24	1,240,000	1,228,172
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	500,000	492,057
Total Non-Agency Asset-Backed Securities (cost $33,351,773)		33,046,493

Non-Agency Commercial Mortgage-Backed Securities — 2.03%
FREMF Mortgage Trust
Series 2013-K34 B 144A 3.727% 9/25/46 #, •	2,430,000	2,392,478
Series 2013-K35 C 144A 3.932% 12/25/46 #, •	910,000	895,845
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,319,137)		3,288,323
NQ-097 [12/22] 2/23 (2740526)    3

Schedule of investments
Delaware Investments Ultrashort Fund   (Unaudited)
	Principalamount°	Value (US $)
Commercial Paper — 54.37%
Brokerage — 4.22%
BOFA Securities 4.661% 4/17/23	1,500,000	$ 1,478,747
Citigroup Global Markets
4.778% 8/5/23	300,000	294,783
5.502% 8/1/23	1,170,000	1,133,799

Lloyds Bank 4.199% 4/10/23	4,000,000	3,948,030
		6,855,359
Communications — 0.61%
Comcast 4.653% 1/24/23	1,000,000	996,754
		996,754
Consumer Cyclical — 2.14%
American Honda Finance 4.669% 1/23/23	1,500,000	1,495,318
Toyota Motor Credit
4.136% 3/2/23	1,000,000	992,333
4.857% 3/29/23	1,000,000	988,749
		3,476,400
Energy — 1.23%
BP Capital Markets 4.93% 2/14/23	2,000,000	1,988,367
		1,988,367
Financials — 43.79%
Bank of Montreal
4.312% 4/4/23	1,500,000	1,482,009
5.213% 7/12/23	1,000,000	973,530
6.741% 1/4/23	3,250,000	3,248,055

Bank of Nova Scotia 5.086% 7/11/23	1,000,000	973,286
Bayerische Landesbk Giro 3.316% 1/17/23	2,000,000	1,995,652
BPCE 5.378% 7/18/23	1,500,000	1,457,700
Credit Agricole Cib (New York) 5.303% 7/21/23	1,550,000	1,507,610
Credit Suisse (Ny Branch)
3.264% 1/12/23	1,000,000	998,285
3.544% 2/6/23	500,000	497,360
Export Development Canada
4.12% 3/13/23	1,500,000	1,486,179
4.17% 3/2/23	1,000,000	992,188
4.316% 2/21/23	1,000,000	993,413

Goldman Sachs International 2.491% 2/13/23	1,000,000	994,444
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(Unaudited)
	Principalamount°	Value (US $)
Commercial Paper (continued)
Financials (continued)
HSBC USA
3.315% 2/13/23	250,000	$ 248,592
5.389% 1/11/23	1,250,000	1,248,185
8.118% 3/17/23	2,500,000	2,474,889
10.729% 6/14/23	2,363,000	2,308,443
JP Morgan Securities
4.396% 4/6/23	2,000,000	1,974,969
4.465% 6/16/23	2,500,000	2,443,568
5.098% 5/8/23	1,000,000	983,044
Lloyds Bank
3.67% 3/22/23	1,500,000	1,484,222
4.403% 4/20/23	2,500,000	2,463,755
5.203% 5/30/23	2,350,000	2,302,361
5.569% 7/31/23	1,500,000	1,455,785
Natixis (New York Branch)
3.604% 2/6/23	1,500,000	1,493,184
3.885% 3/13/23	1,000,000	990,962
4.145% 3/14/23	2,000,000	1,981,627
5.35% 9/1/23	1,500,000	1,447,315
Royal Bank of Canada
2.475% 2/10/23	1,100,000	1,094,362
5.144% 7/5/23	1,000,000	974,589
5.198% 5/1/23	1,500,000	1,476,159

Royal Bank Of Canada 4.605% 4/11/23	2,500,000	2,466,949
Societe Generale
4.551% 1/23/23	1,050,000	1,046,989
5.379% 7/17/23	1,500,000	1,458,915
5.555% 8/9/23	1,500,000	1,453,870
6.798% 1/4/23	2,250,000	2,248,654

Svenska Handelsbanken 3.624% 2/14/23	250,000	248,617
Toronto-Dominion
4.33% 3/2/23	1,000,000	992,484
5.139% 5/2/23	2,000,000	1,968,041
5.304% 7/17/23	2,000,000	1,945,065
5.613% 8/23/23	1,000,000	967,045
Toyota Industries Commercial Finan
3.252% 1/10/23	1,500,000	1,498,025
3.273% 1/18/23	1,500,000	1,496,580
5.024% 7/20/23	1,000,000	972,118
NQ-097 [12/22] 2/23 (2740526)    5

Schedule of investments
Delaware Investments Ultrashort Fund   (Unaudited)
	Principalamount°	Value (US $)
Commercial Paper (continued)
Financials (continued)
Westpac Banking
4.605% 4/11/23	1,500,000	$ 1,480,956
4.69% 9/13/23	1,250,000	1,205,605
5.182% 6/29/23	1,500,000	1,462,684
Westpac Securities
3.221% 1/9/23	750,000	749,102
3.536% 2/1/23	1,000,000	996,054
		71,103,475
Insurance — 0.95%
Allianz Finance 3.252% 1/23/23	1,550,000	1,545,534
		1,545,534
Natural Gas — 1.43%
Wisconsin Gas 4.607% 1/10/23	2,320,000	2,316,862
		2,316,862
Total Commercial Paper (cost $88,328,832)		88,282,751
Short-Term Investments — 6.94%
	Number of shares
U.S. Treasury Bills — 6.94%
United States Treasury Bill	3,000,000	2,933,662
United States Treasury Bill- When Issued	2,500,000	2,457,724
United States Treasury Bill- When Issued	6,000,000	5,879,183
Total Short-Term Investments (cost $11,265,461)		11,270,569
Total Value of Securities—98.35% (cost $160,252,455)		159,688,927

Receivables and Other Assets Net of Liabilities—1.65%		2,675,618
Net Assets Applicable to 16,404,559 Shares Outstanding—100.00%		$162,364,545
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $25,904,508, which represents 15.95% of the Fund's net assets.
6    NQ-097 [12/22] 2/23 (2740526)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
FREMF – Freddie Mac Multifamily
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
NQ-097 [12/22] 2/23 (2740526)    7